GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments | item	1
Revenue from sales to customers	$ 2,000		$ 17,800
Long-lived assets	1,711	2,338
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers	2,000		$ 17,800
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	1,689	2,312
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 22	$ 26
Revenue [Member] | Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%			44.00%
Revenue [Member] | Customer B [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	100.00%		56.00%